FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Disclosure of liquidity risk (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Due to related parties	$ 25,882	$ 27,172
Liquidity risk [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	2,151,111	1,450,252
Due to related parties	25,882	27,172
Total	2,176,993	1,477,424
Liquidity risk [Member] | Within 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	2,151,111	1,450,252
Due to related parties	25,882	27,172
Total	2,176,993	1,477,424
Liquidity risk [Member] | Within 2-5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0	0
Due to related parties	0	0
Total	$ 0	$ 0